Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income
Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2013 (1)

		Unrealized Gains and Losses on Available-for-Sale Securities

Accumulated Other Comprehensive Income (Loss) at January 1, 2013		$107

Other comprehensive income (loss) before reclassifications		(9)
Amount reclassified from accumulated other comprehensive income	(2)	-
Net current-period other comprehensive income (loss)		(9)

Accumulated Other Comprehensive Income at December 31, 2013		$98

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)	There were no amounts reclassified out of other comprehensive income for the year ended December 31, 2013